CCM Core Impact Equity Fund

Schedule of Investments September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCK - 96.42%
Communication Services - 9.10%
Internet Content-Entmnt - 2.23%
Meta Platforms, Cl A (a)	4,000	$1,200,840
Web Portals/ISP - 6.87%
Alphabet, Cl A (a)	15,000	1,962,900
Alphabet, Cl C (a)	13,100	1,727,235
		4,890,975

Consumer Discretionary - 8.27%
Bldg-Residential/Commer - 2.73%
Lennar, Cl B	10,000	1,022,300
NVR (a)	75	447,247
Retail-Automobile - 4.51%
Asbury Automotive Group (a)	5,400	1,242,378
Lithia Motors, Cl A	4,000	1,181,320
Retail-Restaurants - 1.03%
Jack in the Box	8,000	552,480
		4,445,725

Consumer Staples - 5.63%
Brewery - 1.03%
Constellation Brands, Cl A	2,200	552,926
Cosmetics&Toiletries - 2.08%
Unilever PLC ADR	22,700	1,121,380
Food-Confectionery - 2.52%
Mondelez International, Cl A	19,500	1,353,300
		3,027,606

Financials - 20.84%
Commercial Serv-Finance - 6.41%
FleetCor Technologies (a)	6,000	1,532,040
Global Payments	16,600	1,915,474
Diversified Banking Inst - 2.05%
JPMorgan Chase	7,600	1,102,152
Finance-Credit Card - 2.01%
Discover Financial Services	12,500	1,082,875
Insurance Brokers - 0.76%
Willis Towers Watson	1,950	407,472
Invest Mgmnt/Advis Serv - 5.53%
Ameriprise Financial	4,000	1,318,720
BlackRock, Cl A	1,700	1,099,033
Raymond James Financial	5,500	552,365
Property/Casualty Ins - 4.08%
Assurant	6,250	897,375
Berkshire Hathaway, Cl B (a)	3,700	1,296,110
		11,203,616

Health Care - 15.97%
Diagnostic Equipment - 1.41%
Thermo Fisher Scientific	1,500	759,255
Medical Instruments - 2.34%
Boston Scientific (a)	23,800	1,256,640

CCM Core Impact Equity Fund

Schedule of Investments September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCK — continued
Medical Labs&Testing Srv - 1.82%
Charles River Laboratories International (a)	5,000	$979,900
Medical-HMO - 6.73%
Elevance Health	2,950	1,284,489
Humana	3,000	1,459,560
Molina Healthcare (a)	2,650	868,909
Medical-Hospitals - 1.80%
Universal Health Services, Cl B	7,700	968,121
Medical-Whsle Drug Dist - 1.87%
Cencora, Cl A	5,600	1,007,832
		8,584,706

Industrials - 9.77%
Airport Develop/Maint - 1.56%
Grupo Aeroportuario del Pacifico	5,100	838,287
Bldg&Construct Prod-Misc - 1.93%
Owens Corning	7,600	1,036,716
Commercial Services - 3.59%
Quanta Services	10,300	1,926,821
Diversified Manufact Op - 2.17%
Parker-Hannifin	3,000	1,168,560
Machinery-Pumps - 0.52%
Dover	2,000	279,020
		5,249,404

Information Technology - 21.20%
Applications Software - 8.95%
Intuit	2,400	1,226,256
Microsoft	11,350	3,583,763
Electronic Compo-Semicon - 2.05%
Broadcom	1,330	1,104,671
Electronic Forms - 2.37%
Adobe (a)	2,500	1,274,750
Electronic Parts Distrib - 2.62%
TD SYNNEX	14,100	1,408,026
Energy-Alternate Sources - 1.00%
Enphase Energy (a)	4,452	534,908
Networking Products - 1.30%
Arista Networks (a)	3,800	698,934
Semicon Compo-Intg Circu - 2.91%
Taiwan Semiconductor Manufacturing	18,000	1,564,200
		11,395,508

Materials - 1.90%
Containers-Paper/Plastic - 1.90%
Berry Global Group	16,500	1,021,515

Utilities - 3.74%
Electric-Generation - 0.81%
Brookfield Renewable Partners	20,000	434,800
Electric-Integrated - 1.48%
CMS Energy	15,000	796,650

CCM Core Impact Equity Fund

Schedule of Investments September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCK — continued
Water - 1.45%
Veolia Environnement	54,000	$779,220
		2,010,670

TOTAL COMMON STOCK
(Cost $40,417,043)		51,829,725

ESCROW SHARES - 0.01%
Industrials - 0.01%
Airlines - 0.01%
American Airlines Escrow (a) (b)	218,835	6,565

TOTAL ESCROW SHARES
(Cost $24,535)		6,565

SHORT-TERM INVESTMENT - 3.63%
Money Market Fund - 3.63%
First American Government Obligations Fund, Cl X, 5.27%, (c)	1,948,649	1,948,649
TOTAL SHORT-TERM INVESTMENT
(Cost $1,948,649)		1,948,649

Total Investments (Cost $42,390,227) - 100.06%		$53,784,939
Liabilities in Excess of Other Assets, Net - (0.06)%		(32,277)
NET ASSETS - 100.00%		$53,752,662

(a)	Non-income producing security.
(b)	Level 3 security in accordance with fair value hierarchy.
(c)	The rate shown is the 7-day effective yield as of September 30, 2023.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

CCM Small/Mid-Cap Impact Value Fund

Schedule of Investments September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCK - 94.93%
Consumer Discretionary - 16.51%
Bldg-Residential/Commer - 3.78%
Lennar, Cl B	2,650	$270,909
NVR (a)	40	238,532
Recreational Vehicles - 2.82%
Brunswick	4,800	379,200
Retail-Automobile - 6.99%
Asbury Automotive Group (a)	2,200	506,154
Lithia Motors, Cl A	1,475	435,612
Retail-Restaurants - 2.92%
Jack in the Box	5,700	393,642
		2,224,049

Consumer Staples - 3.09%
Beverages-Non-alcoholic - 3.09%
Coca-Cola Femsa ADR	5,300	415,732

Financials - 27.42%
Commer Banks-Eastern US - 2.00%
Financial Institutions	16,000	269,280
Commer Banks-Southern US - 4.71%
First Citizens BancShares, Cl A	460	634,846
Commercial Serv-Finance - 4.17%
FleetCor Technologies (a)	2,200	561,748
Finance-Credit Card - 2.76%
Discover Financial Services	4,300	372,509
Invest Mgmnt/Advis Serv - 7.64%
Ameriprise Financial	1,600	527,488
Raymond James Financial	5,000	502,150
Life/Health Insurance - 2.23%
F&G Annuities & Life	10,695	300,102
Property/Casualty Ins - 3.91%
Assurant	2,300	330,234
Fidelity National Financial	4,750	196,175
		3,694,532

Health Care - 9.70%
Medical Labs&Testing Srv - 3.49%
Charles River Laboratories International (a)	2,400	470,352
Medical-HMO - 4.62%
Molina Healthcare (a)	1,900	622,991
Medical-Hospitals - 1.59%
Nobilis Health (a) (b)	38,393	—
Universal Health Services, Cl B	1,700	213,741
		1,307,084

Industrials - 20.27%
Airport Develop/Maint - 3.66%
Grupo Aeroportuario del Pacifico	3,000	493,110
Bldg&Construct Prod-Misc - 3.90%
Owens Corning	3,850	525,178

CCM Small/Mid-Cap Impact Value Fund

Schedule of Investments September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCK — continued
Commercial Services - 4.23%
Quanta Services	3,050	$570,564
Diversified Manufact Op - 1.81%
Parker-Hannifin	625	243,450
Machinery-Farm - 1.36%
Toro	2,200	182,820
Machinery-General Indust - 2.35%
ATS (a)	7,400	316,908
Machinery-Pumps - 2.96%
Dover	1,500	209,265
Zurn Elkay Water Solutions	6,800	190,536
		2,731,831

Information Technology - 5.78%
Electronic Parts Distrib - 4.44%
TD SYNNEX	6,000	599,160
Energy-Alternate Sources - 1.34%
Enphase Energy (a)	1,500	180,225
		779,385

Materials - 4.04%
Containers-Paper/Plastic - 4.04%
Berry Global Group	8,800	544,808

Real Estate - 2.56%
REITS-Diversified - 0.89%
WP Carey	2,200	118,976
REITS-Office Property - 1.67%
Alexandria Real Estate Equities	2,250	225,225
		344,201

Utilities - 5.56%
Electric-Generation - 2.01%
Clearway Energy, Cl C	12,800	270,848
Electric-Integrated - 3.55%
CMS Energy	9,000	477,990
		748,838

TOTAL COMMON STOCK
(Cost $11,286,352)		12,790,460

SHORT-TERM INVESTMENT - 5.09%
Money Market Fund - 5.09%
First American Government Obligations Fund, Cl X, 5.27%, (c)	686,335	686,335
TOTAL SHORT-TERM INVESTMENT
(Cost $686,335)		686,335

Total Investments (Cost $11,972,687) - 100.02%		$13,476,795
Liabilities in Excess of Other Assets, Net - (0.02)%		(2,974)
NET ASSETS - 100.00%		$13,473,821

(a)	Non-income producing security.
(b)	Level 3 security in accordance with fair value hierarchy.
(c)	The rate shown is the 7-day effective yield as of September 30, 2023.

CCM Small/Mid-Cap Impact Value Fund

Schedule of Investments September 30, 2023 (Unaudited)

ADR — American Depositary Receipt
Cl — Class
REIT — Real Estate investment Trust